Annual Total Returns [BarChart] - iShares J.P. Morgan EM Local Currency Bond ETF - iShares J.P. Morgan EM Local Currency Bond ETF	Mar. 01, 2021
Bar Chart Table:
Annual Return 2012	13.77%
Annual Return 2013	(4.92%)
Annual Return 2014	(4.04%)
Annual Return 2015	(11.76%)
Annual Return 2016	7.01%
Annual Return 2017	12.32%
Annual Return 2018	(7.65%)
Annual Return 2019	6.70%
Annual Return 2020	2.67%